CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Mar. 30, 2020
Current assets
Cash	$ 0			$ 8,390				$ 792,416
Prepaid expenses	15,597			113,140				343,839
Total Current Assets	15,597			121,530				1,136,255
Cash and marketable securities held in Trust Account	40,293,597			230,158,259				230,091,362
TOTAL ASSETS	40,309,194			230,279,789				231,227,617
Current liabilities
Accounts payable and accrued expenses	15,756,798			6,260,642				859,811
Promissory note - related party	1,051,499			527,756
Advance from related party	427,857
Convertible promissory note	1,500,000
Total current liabilities	18,736,154			6,788,398				859,811
Warrant liability	1,810,000			12,766,082				25,489,000
Deferred underwriting fee payable	8,050,000			8,050,000				8,050,000
TOTAL LIABILITIES	48,501,854			27,604,480				34,398,811
Class A ordinary shares subject to possible redemption, 8,202,277 and 23,000,000 shares issued and outstanding at redemption value of $10.21 and $10.00 per share at September 30, 2022 and December 31, 2021, respectively	40,293,597			230,000,000				230,000,000
Shareholders' Deficit
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Additional paid-in capital				0				0
Accumulated deficit	(48,486,832)			(27,325,266)				(33,171,769)
Total Shareholders' Deficit	(48,486,257)	$ (19,749,609)	$ (28,875,317)	(27,324,691)	$ (23,449,956)	$ (45,738,217)	$ (44,695,623)	(33,171,194)	$ 0
TOTAL LIABILITIES AND SHAREHOLDERS' DEFICIT				230,279,789				231,227,617
Class A common stock [Member]
Shareholders' Deficit
Ordinary shares				0				0
Class B common stock
Shareholders' Deficit
Ordinary shares	$ 575			$ 575				$ 575